SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 04, 2020	Jul. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued				18,234,191	17,864,684
Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants converted into ordinary shares		340,210
Warrants granted to purchase ordinary shares		340,210
Effective price per share		$ 3.69
ATM Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from ordinary shares issued	$ 13,900		$ 218
Number of shares issued		106,806	106,806
Weighted average exercise price			$ 2.04